Trade accounts and other receivables from unrelated parties - Reconciliation of portfolios of insurance and reinsurance contracts (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 22,124
Incurred claims and other directly attributable expenses	(165,336)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	1,544
Claims and other directly attributable expenses paid	(387,949)
Premium revenue	583,269
Foreign currency translation and other changes	(1,446)
Insurance contract receivables (liabilities) at end of period	52,206
Premium revenue for past performance years	9,038
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	23,925
Incurred claims and other directly attributable expenses	(166,161)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	1,544
Claims and other directly attributable expenses paid	(387,949)
Premium revenue	583,269
Foreign currency translation and other changes	(1,491)
Insurance contract receivables (liabilities) at end of period	53,137
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(1,801)
Incurred claims and other directly attributable expenses	825
Foreign currency translation and other changes	45
Insurance contract receivables (liabilities) at end of period	(931)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	20,415
Incurred claims and other directly attributable expenses	(209,198)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,666)
Claims and other directly attributable expenses paid	(423,377)
Premium revenue	642,529
Foreign currency translation and other changes	(867)
Insurance contract receivables (liabilities) at end of period	26,836
Premium revenue for past performance years	(7,696)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	20,669
Incurred claims and other directly attributable expenses	(208,884)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,666)
Claims and other directly attributable expenses paid	(423,377)
Premium revenue	642,529
Foreign currency translation and other changes	(882)
Insurance contract receivables (liabilities) at end of period	27,389
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(254)
Incurred claims and other directly attributable expenses	(314)
Foreign currency translation and other changes	15
Insurance contract receivables (liabilities) at end of period	€ (553)